Description of Plan - Narrative (Details) - EBP 001	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2025 USD ($) yr h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Initial funding transferred to the plan	$ 157,717,482
Minimum age for Plan eligibility | yr		21
Minimum service period for Plan eligibility		12 months
Minimum service period of employee for Plan eligibility, in hours | h		1,000
Automatic enrollment contribution percentage		6.00%
Pretax and Roth contribution, minimum percentage		1.00%
Pretax and Roth contribution, maximum percentage		80.00%
Maximum combined amount of participant's pre-tax and Roth contributions		$ 23,500	$ 23,000
Minimum age for employee eligible for catch-up contributions | yr		50
Maximum catch-up contributions allowed		$ 7,500	7,500
Defined contribution plan matching eligible participant, description		A “Match Eligible Participant” is a participant who: (a) is an employee of the Company employed in a role other than that of a broker or originator; (b) does not have compensation (without regard to the Code Section 401(a)(17)(B) limit) in excess of $500,000 during the Plan year; and (c) is employed by the Company on December 31 of the Plan year, has not previously either provided to or received from an employer notice of termination of employment and completed 1,000 hours of service during such Plan year; and (d) is not a Client-Site participant, as defined below, receiving a Client-Site matching contribution. In the first year, and every year thereafter, if a participant is a Match Eligible Participant, he or she is eligible to receive a 20% fully vested matching contribution, and an additional 20% each year, up to 3% of his or her cash compensation up to $150,000, per year, receiving 100% by the fifth year. The matching contribution is based on the percentage of compensation contributed by each Match Eligible Participant. Each Match Eligible Participant’s matching contribution is invested the same way as the participant’s investment elections. If a participant does not elect an investment option, all contributions are invested in the Moderate Risk Retire View Model based on the participant's age.
Total contribution to the plan		$ 6,218,415	4,720,950
Total contribution to the plan, cash		66,859	64,590
Maximum account balance for participant to get distribution		$ 7,000
Elected Participants age for receipt of distribution | yr		73
Minimum amount available to Participants as a loan		$ 500
Maximum amount available to Participants as a loan		$ 50,000
Amount available to Participants as a loan, Percentage		50.00%
Participant loans and accrued interest on participant loans		$ 4,430,317	3,842,398
Account vesting percentage of employees if Plan is terminated		100.00%
Common Stock, Class A
EBP, Description of Plan [Line Items]
Total contribution to the plan, noncash		$ 6,151,556	$ 4,656,360